CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Class A ordinary shares Common stock CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Stockholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	CNY (¥) shares	USD ($) shares
Opening Balance at Jun. 30, 2018		¥ 2,279,510		¥ 207,490,280	¥ 4,148,929	¥ (139,424,980)	¥ 1,516,093	¥ 76,009,832	¥ 10,861,930		¥ 86,871,762	$ 13,452,110
Opening Balance (in shares) at Jun. 30, 2018	[1]	3,677,843
Capital contribution in non-controlling interests					0				650,000		650,000	100,653
Restricted shares issued for services		¥ 15,902		829,879				845,781			845,781	130,969
Restricted shares issued for services (in shares)	[1]	25,000
Issuance of common stock in exchange of shares of Starry, FGS, net of issuance costs		¥ 307,981		21,125,815				21,433,796			21,433,796	3,319,028
Issuance of common stock in exchange of shares of Starry, FGS, net of issuance costs (in shares)	[1]	487,057
Restricted shares issued for management		¥ 109,380		11,530,961				11,640,341			11,640,341	1,802,509
Restricted shares issued for management (in shares)	[1]	171,734
Stock based payments				9,647,863				9,647,863			9,647,863	1,493,974
Net loss for the year						(25,355,905)		(25,355,905)	(426,501)		(25,782,406)	(3,992,411)
Foreign currency translation adjustment							1,393,843	1,393,843			1,393,843	215,837
Ending Balance at Jun. 30, 2019		¥ 2,712,773		250,624,798	4,148,929	(164,780,885)	2,909,936	95,615,551	11,085,429		106,700,980	16,522,669
Ending Balance (in shares) at Jun. 30, 2019	[1]	4,361,634
Capital contribution in non-controlling interests									405,000		405,000	62,714
Stock issuance		¥ 1,701,005		24,065,350				25,766,355			25,766,355	3,989,925
Stock issuance (in shares)	[1]	2,591,112
Restricted shares issued for services				33,927				33,927			¥ 33,927	$ 5,254
Stock options exercised (in shares)											0	0
Restricted shares issued for management		¥ 163,455		7,781,380				7,944,835			¥ 7,944,835	$ 1,230,259
Restricted shares issued for management (in shares)	[1]	250,086
Net loss for the year						(19,246,701)		(19,246,701)	(875,903)		(20,122,604)	(3,115,990)
Foreign currency translation adjustment							(84,205)	(84,205)			(84,205)	(13,039)
Ending Balance at Jun. 30, 2020		¥ 4,577,233		282,505,455	4,148,929	(184,027,586)	2,825,731	110,029,762	10,614,526		120,644,288	18,681,792
Ending Balance (in shares) at Jun. 30, 2020	[1]	7,202,832
Capital contribution in non-controlling interests									50,000		50,000	7,743
Step acquisition of FGS									34,790,000		34,790,000	5,387,239
Capital contribution receivable due from non-controlling Interest									(50,000,000)	$ (7,742,510)	(50,000,000)	(7,742,510)
Stock issuance		¥ 3,579,783		77,511,358				81,091,141			81,091,141	12,556,980
Stock issuance (in shares)	[1]	6,014,102
Stock issuance for warrants exercised		¥ 1,563,589		19,566,446				21,130,035			21,130,035	3,271,990
Stock issuance for warrants exercised (in shares)	[1]	2,591,112
Proceeds from Pre-founded warrants		¥ 791,658		29,484,911				30,276,569			¥ 30,276,569	$ 4,688,333
Proceeds from Pre-founded warrants (in shares)	[1]	1,330,000
Stock options exercised (in shares)											0	0
Issuance of common stock in exchange of shares of Starry, FGS, net of issuance costs		¥ 187,133		27,488,317				27,675,450			¥ 27,675,450	$ 4,285,549
Issuance of common stock in exchange of shares of Starry, FGS, net of issuance costs (in shares)	[1]	316,345
Stock issuance for convertible notes redemption		¥ 5,528,591		36,907,078				42,435,669			¥ 42,435,669	$ 6,571,172
Stock issuance for convertible notes redemption (in shares)		9,225,338	[1]								9,225,338	9,225,338
Restricted shares issued for management		¥ 112,839		6,027,198				6,140,037			¥ 6,140,037	$ 950,786
Restricted shares issued for management (in shares)	[1]	188,662
Net loss for the year						(22,832,734)		(22,832,734)	(3,034,094)		(25,866,828)	(4,005,485)
Foreign currency translation adjustment							(850,895)	(850,895)			(850,895)	(131,761)
Ending Balance at Jun. 30, 2021		¥ 16,340,826		¥ 479,490,763	¥ 4,148,929	¥ (206,860,320)	¥ 1,974,836	¥ 295,095,034	¥ (7,579,568)		¥ 287,515,466	$ 44,521,828
Ending Balance (in shares) at Jun. 30, 2021	[1]	26,868,391

[1]	Retrospectively restated for effect of stock split on December 27, 2019.